Basis of preparation - Additional Information (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of Basis of Preparation of Financial Statements [Abstract]
Cash	$ 1,500
Cash, Short Term and Long Term Investments	1,200
Undrawn Borrowing Facilities	$ 295